STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Statements Of Operations
Revenue
Operating expenses:
Research and development	10,141	116,802	234,095	196,179
General and administrative	49,485	23,300	133,289	223,434
Professional fees	138,448	1,086,332	2,015,898	949,319
Total operating expenses	198,074	1,226,434	2,383,282	1,368,932
Net operating loss	(198,074)	(1,226,434)	(2,383,282)	(1,368,932)
Other expense:
Interest expense	(217,075)	(41,001)	(198,889)	(41,582)
Total other expenses	(217,075)	(41,001)	(198,889)	(41,582)
Net loss	$ (415,149)	$ (1,267,435)	$ (2,582,171)	$ (1,410,514)
Weighted average number of common shares outstanding - basic and fully diluted	86,773,285	21,757,175	31,264,255	20,408,658
Net loss per share - basic and fully diluted	$ 0.00	$ (0.06)	$ (0.08)	$ (0.07)